CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q3) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 256,797	$ 212,603	$ 262,290	$ 313,404	$ 398,628
Adjustments to reconcile net income to cash provided by operations:
Depreciation and amortization	82,974	76,970	103,248	69,795	64,734
Stock-based compensation expense	20,484	14,539	21,287	20,813	26,019
Loss on disposal of property, plant and equipment	4,057	1,633	1,907	232	587
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable and unbilled accounts receivable	(100,212)	(60,246)	(68,676)	19,728	21,500
Inventories	(125,523)	(53,365)	(8,955)	45,340	20,147
Accounts payable	4,194	(121,389)	(91,722)	(18,932)	(76,650)
Accrued income taxes	(43,770)	(35,942)	47,644	(11,759)	21,740
Accrued liabilities and customer deposits	16,369	81,270	(18,891)	(11,338)	(14,837)
Other assets and liabilities	(77,332)	(89,562)	8,102	33,475	(16,005)
Net cash (used for) provided by operating activities	38,038	26,511	188,811	450,530	450,844
Investing Activities
Purchase of property, plant and equipment	(64,232)	(60,263)	(89,466)	(50,216)	(49,428)
Proceeds from disposal of property, plant and equipment	9,139	1,066	1,291	363	1,784
Acquisitions of business, net of cash acquired	(49,067)	(846,675)	(945,299)	(183,113)	(129,550)
Net cash used for investing activities	(104,160)	(905,872)	(1,033,474)	(232,966)	(177,194)
Financing Activities
Proceeds from debt	3,490,185	883,473	1,216,740	1,875,000	787,400
Payments of debt	(1,466,626)	(918,919)	(1,269,537)	(1,102,748)	(612,680)
Proceeds from exercise of stock options and other benefit plans	13,138	2,888	4,428	1,983	3,097
Payment of income tax withholding on share-based compensation	(6,705)	(6,798)	(6,844)	(6,658)	(14,565)
Cash dividends ($0.36 and $0.20 per share for the nine months ended September 30, 2018 and 2017, respectively)	(34,682)	(30,693)	(42,218)	(32,430)	(26,963)
Net cash (used for) provided by financing activities	1,995,310	(70,049)	(97,431)	522,971	(251,498)
Effect of changes in currency exchange rates	(27,208)	34,258	32,263	(26,436)	(18,868)
Increase (decrease) in cash	1,901,980	(915,152)
Cash, cash equivalents, and restricted cash, beginning of period	233,401	1,143,232	1,143,232	429,133	425,849
Cash, cash equivalents, and restricted cash, end of period	$ 2,135,381	$ 228,080	$ 233,401	$ 1,143,232	$ 429,133